Government Grants - Summary of Changes in Government Grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in government grants
Beginning balance	₩ 561,443	₩ 538,977
Receipt	25,019	59,503
Acquisitions	(4,685)	(6,806)
Offset the items of depreciation expense and others	(33,296)	(35,421)
Disposals	(1,092)	(1,936)
Revenue	224	4,789	₩ 239
Others	4,403	2,337
Ending balance	552,016	561,443	538,977
Cash
Changes in government grants
Beginning balance	0	0
Receipt	25,019	59,503
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Revenue	224	4,789
Others	(25,243)	(64,292)
Ending balance	0	0	0
Land
Changes in government grants
Beginning balance	27,403	27,404
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	(11)	(1)
Revenue	0	0
Others	0	0
Ending balance	27,392	27,403	27,404
Buildings
Changes in government grants
Beginning balance	41,718	46,227
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(3,937)	(4,508)
Disposals	(4)	0
Revenue	0	0
Others	300	(1)
Ending balance	38,077	41,718	46,227
Structures
Changes in government grants
Beginning balance	149,737	157,881
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(9,552)	(9,458)
Disposals	(687)	(1,330)
Revenue	0	0
Others	10,060	2,644
Ending balance	149,558	149,737	157,881
Machinery
Changes in government grants
Beginning balance	105,546	119,824
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(15,011)	(16,076)
Disposals	(384)	(522)
Revenue	0	0
Others	4,186	2,320
Ending balance	94,337	105,546	119,824
Vehicles
Changes in government grants
Beginning balance	2,745	2,837
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(1,309)	(1,233)
Disposals	(6)	(8)
Revenue	0	0
Others	1,253	1,149
Ending balance	2,683	2,745	2,837
Equipment
Changes in government grants
Beginning balance	3,915	5,932
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(2,119)	(2,118)
Disposals	0	0
Revenue	0	0
Others	72	101
Ending balance	1,868	3,915	5,932
Tools
Changes in government grants
Beginning balance	1,306	62
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(437)	(341)
Disposals	0	0
Revenue	0	0
Others	113	1,585
Ending balance	982	1,306	62
Construction in progress
Changes in government grants
Beginning balance	223,566	173,474
Receipt	0	0
Acquisitions	(4,685)	(6,806)
Offset the items of depreciation expense and others	0	0
Disposals	0	(75)
Revenue	0	0
Others	11,692	56,973
Ending balance	230,573	223,566	173,474
Investment properties
Changes in government grants
Beginning balance	22	22
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	(1)
Disposals	0	0
Revenue	0	0
Others	0	1
Ending balance	22	22	22
Software
Changes in government grants
Beginning balance	844	413
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(342)	(229)
Disposals	0	0
Revenue	0	0
Others	302	660
Ending balance	804	844	413
Development expenditures
Changes in government grants
Beginning balance	939	2,121
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(496)	(1,364)
Disposals	0	0
Revenue	0	0
Others	97	182
Ending balance	540	939	2,121
Intangible assets under development
Changes in government grants
Beginning balance	3,473	2,458
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Revenue	0	0
Others	1,571	1,015
Ending balance	5,044	3,473	2,458
Others
Changes in government grants
Beginning balance	229	322
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(93)	(93)
Disposals	0	0
Revenue	0	0
Others	0	0
Ending balance	₩ 136	₩ 229	₩ 322